Newbuildings (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Carrying Value Of New Buildings [Roll Forward]
Opening balance		$ 261.4	$ 135.5	$ 261.4
Additions			0.0	181.8
Capitalized interest			0.0	5.0
Transfers to jack-up rigs			0.0	(312.7)
Total newbuildings			135.5	135.5
Rigs Delivered Final Installment And Related Financing [Abstract]
First Installment				115.2
Final Installment				181.8
Capitalized Costs				15.7
Transferred to Jack-Up Rigs			0.0	312.7
Heimdal
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery Financing		$ 90.9
Shipyard		Keppel
First Installment		$ 57.6
Final Installment		90.9
Capitalized Costs		8.4
Transferred to Jack-Up Rigs		$ 156.9		156.9
Hild
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery Financing	$ 90.9
Shipyard	Keppel
First Installment	$ 57.6
Final Installment	90.9
Capitalized Costs	7.3
Transferred to Jack-Up Rigs	$ 155.8			155.8
Keppel Rigs
Rigs Delivered Final Installment And Related Financing [Abstract]
Final Installment			$ 448.2	$ 448.2